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                              SBM CERTIFICATE COMPANY
                               515 West Market Street
                             Louisville, Kentucky 40202


May 3, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  SBM Certificate Company
     Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 33-38066

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) would not have differed from that contained in the Registrant's post-effective amendment number 10 to its Registration Statement on Form S-1, which was filed electronically on February 26, 1999.


Sincerely,


/s/ Patrick S. Farrelly